Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value

The following table presents information about the Group’s assets and liabilities that are measured at fair value on December 31, 2025 and indicates the Level 3 fair value hierarchy of the valuation inputs the Group utilized to determine such fair value.

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Long-term investments	$551,628	$-	$-	$551,628
Total	$551,628	$-	$-	$551,628

Liabilities:
Warrant liabilities – Public Warrants	$1,950	$1,950	$-	$-
Warrant liabilities – Private Placement Warrants	2,361	-	-	2,361
Total	$4,311	$1,950	$-	$2,361

Schedule of Estimating the Fair Value of the Private Placement Warrants

At December 31, 2025 a Monte Carlo simulation methodology was used in estimating the fair value of the Private Placement Warrants. The key inputs for Monte Carlo simulation for the Private Placement Warrants as of December 31, 2025 were as follows:

Input	December 31, 2025
Public Warrant Price	$0.0003
Risk-free interest rate	3.64%
Expected term (years)	4.04
Expected volatility	29.7%
Stock price	$1.40
Exercise price	$11.50